Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025, and our financial performance for each such fiscal year:

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(7)	Return on Average Assets, As Adjusted (non-GAAP)(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2025	$7,221,420	$6,927,766	$900,713	$1,091,053	164.02	211.47	$475,441	2.05%
2024	6,166,326	7,238,291	2,116,737	2,351,307	162.52	164.70	402,241	1.77
2023	5,788,859	6,915,992	873,521	995,491	141.36	123.02	392,929	1.79
2022	5,747,086	5,182,217	2,108,999	1,902,898	123.11	112.77	305,262	1.67
2021	5,124,814	5,537,549	809,480	999,978	127.89	135.97	319,021	1.73

Company Selected Measure Name	return on average assets, as adjusted
Named Executive Officers, Footnote	Represents the total compensation of our principal executive officer (PEO), John W. Allison, as reported in the Summary Compensation Table for each year indicated.Represents the average of the total compensation of each of our non-PEO NEOs as reported in the Summary Compensation Table for each year indicated. The non-PEO NEOs included in this calculation for 2025 are Brian S. Davis, J. Stephen Tipton, Kevin D. Hester and Donna J. Townsell. The non-PEO NEOs included in this calculation for 2020, 2021, 2023 and 2024 are Brian S. Davis, Tracy M. French, Kevin D. Hester and J. Stephen Tipton. The non-PEO NEOs included in this calculation for 2022 are Brian S. Davis, Tracy M. French, J. Stephen Tipton and Mikel Williamson.
Peer Group Issuers, Footnote	Represents a cumulative five-year total return of shareholders of a peer group calculated using the same method described in footnote (5). The peer group used for each year reported in the table is the S&P U.S. BMI Banks Index as listed under Item 5 of our Annual Report on Form 10-K for the year ended December 31, 2025.
PEO Total Compensation Amount	$ 7,221,420	$ 6,166,326	$ 5,788,859	$ 5,747,086	$ 5,124,814
PEO Actually Paid Compensation Amount	$ 6,927,766	7,238,291	6,915,992	5,182,217	5,537,549
Adjustment To PEO Compensation, Footnote	The amount reported in this column for each year indicated is calculated as follows:

Reconciliation of PEO SCT Total and Compensation Actually Paid.		2025	2024	2023	2022	2021
	Total Compensation as reported SCT	$7,221,420	$6,166,326	$5,788,859	$5,747,086	$5,124,814
Subtract	Pension values reported in SCT for covered fiscal year	(56,224)	(71,075)	(84,787)	(97,449)	(109,140)
Subtract	Fair value of equity awards granted during covered fiscal year	(4,651,200)	(3,765,330)	(3,431,790)	(3,661,290)	(3,381,000)
Add	Pension value attributable to covered fiscal year's service and any change in pension value attributable to plan amendments made in the covered year	—	—	—	—	—
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year - valued at year-end	4,250,340	4,329,900	3,875,490	3,486,870	3,652,500
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—	—	—
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Add/Subtract	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(157,560)	899,910	767,080	(312,000)	730,500
Add/Subtract	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	320,990	(321,440)	1,140	19,000	(480,125)
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Equals	Compensation Actually Paid to PEO	$6,927,766	$7,238,291	$6,915,992	$5,182,217	$5,537,549

Non-PEO NEO Average Total Compensation Amount	$ 900,713	2,116,737	873,521	2,108,999	809,480
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,091,053	2,351,307	995,491	1,902,898	999,978
Adjustment to Non-PEO NEO Compensation Footnote	The amount reported in this column for each year indicated is calculated as follows:

Reconciliation of Non-PEO NEOs SCT Total and Compensation Actually Paid.		2025	2024	2023	2022	2021
	Total Compensation as reported SCT	$900,713	$2,116,737	$873,521	$2,108,999	$809,480
Subtract	Pension values reported in SCT for covered fiscal year	—	(17,172)	(15,915)	(15,108)	(13,662)
Subtract	Fair value of equity awards granted during covered fiscal year	(45,600)	(1,271,915)	(33,645)	(314,145)	(33,270)
Add	Pension value attributable to covered fiscal year's service and any change in pension value attributable to plan amendments made in the covered year	—	—	—	8,207	—
Add	Fair value of equity awards granted in covered fiscal year and that are unvested at end of such covered fiscal year - valued at year-end	55,560	1,457,450	75,990	182,320	24,350
Add	Fair value of equity awards granted in covered fiscal year that vested during such covered fiscal year - valued on date of vesting	—	—	—	—	—
Add	Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—
Add/Subtract	Change in fair value from end of prior fiscal year to end of covered fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(38,287)	76,230	95,885	(66,690)	181,408
Add/Subtract	Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	218,668	(10,023)	(345)	(685)	31,673
Subtract	Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—	—	—
Equals	Compensation Actually Paid to Non-PEO NEOs	$1,091,053	$2,351,307	$995,491	$1,902,898	$999,978

Compensation Actually Paid vs. Total Shareholder Return
The following graphs show the relationship between the compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs to our total shareholder return, net income and return on average assets, as adjusted, and the relationship between our cumulative total shareholder return and the cumulative total shareholder return of the peer group, each over the fiscal years ending December 31, 2025 as reported in the table above:

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures Used to Link Executive Compensation to Company Performance
The following list presents the most important financial measures, as determined by the Compensation Committee, used by the Company to link compensation actually paid to our NEOs, for fiscal year 2025, to the Company’s performance:
•Return on average assets, as adjusted
•Return on tangible common equity, as adjusted
•Efficiency ratio, as adjusted
•Net charge-off ratio
•Net interest margin

Total Shareholder Return Amount	$ 164.02	162.52	141.36	123.11	127.89
Peer Group Total Shareholder Return Amount	211.47	164.70	123.02	112.77	135.97
Net Income (Loss)	$ 475,441,000	$ 402,241,000	$ 392,929,000	$ 305,262,000	$ 319,021,000
Company Selected Measure Amount	0.0205	0.0177	0.0179	0.0167	0.0173
PEO Name	John W. Allison
Measure:: 1
Pay vs Performance Disclosure
Name	•Return on average assets, as adjusted
Non-GAAP Measure Description	Represents our return on average assets, as adjusted, for each year indicated, which we believe represents the most important financial performance measure that was used to link compensation actually paid to our PEO and non-PEOs for the most recent fiscal year to Company performance. See Appendix A to this Proxy Statement for a reconciliation of return on average assets, as adjusted, a non-GAAP measure, to the most directly comparable GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	•Return on tangible common equity, as adjusted
Measure:: 3
Pay vs Performance Disclosure
Name	•Efficiency ratio, as adjusted
Measure:: 4
Pay vs Performance Disclosure
Name	•Net charge-off ratio
Measure:: 5
Pay vs Performance Disclosure
Name	•Net interest margin
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (56,224)	$ (71,075)	$ (84,787)	$ (97,449)	$ (109,140)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,651,200)	(3,765,330)	(3,431,790)	(3,661,290)	(3,381,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,250,340	4,329,900	3,875,490	3,486,870	3,652,500
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(157,560)	899,910	767,080	(312,000)	730,500
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	320,990	(321,440)	1,140	19,000	(480,125)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(17,172)	(15,915)	(15,108)	(13,662)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	8,207	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,600)	(1,271,915)	(33,645)	(314,145)	(33,270)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	55,560	1,457,450	75,990	182,320	24,350
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,287)	76,230	95,885	(66,690)	181,408
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	218,668	(10,023)	(345)	(685)	31,673
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0